1. Organization and Acquisitions, Business Plan, and Liquidity (Details Narrative) - USD ($)	2 Months Ended
	Mar. 07, 2019	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated deficit		$ (20,850,508)		$ (16,890,626)			$ (8,540,053)
Working capital		(4,833,132)		(7,318,980)
Stockholders' Equity		$ (6,703,947)	$ (6,604,564)	(5,008,334)	$ (5,265,472)	$ (2,985,163)	$ (3,826,551)	$ (1,361,028)
Cash and cash equivalents				$ 1,178,852
Impact Engineering [Member]
Stock issued for acquisition, shares	500,000